As filed with the Securities and Exchange Commission on July 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00582

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                       NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Century Fund
------------------------------------

NUMBER OF SHARES                                MARKET VALUE+   NUMBER OF SHARES                               MARKET VALUE+
                                             ($000'S OMITTED)                                               ($000'S OMITTED)
COMMON STOCKS (99.9%)                                                   1,200 Jabil Circuit                             35 *

AEROSPACE (4.3%)                                                ENTERTAINMENT (1.1%)
        4,300 Boeing Co.                                275
        4,500 Rockwell Collins                          222             1,900 Station Casinos                           124
                                                -----------
                                                        497     FINANCIAL SERVICES (6.5%)
                                                                        4,025 Citigroup Inc.                            190
ALUMINUM (1.3%)                                                         1,600 Goldman Sachs                             156
        5,500 Alcoa Inc.                                149             2,050 Legg Mason                                168
                                                                        5,600 MBNA Corp.                                118
BANKING (1.0%)                                                          2,300 Morgan Stanley                            113
        2,400 Bank of America                           111                                                     -----------
                                                                                                                        745
BASIC MATERIALS (1.0%)                                          FOOD & BEVERAGE (1.6%)
        2,100 Nucor Corp.                               111             4,600 Cadbury Schweppes ADR                     181

BIOTECHNOLOGY (5.0%)                                            FOOD PRODUCTS (1.6%)
        2,200 Amgen Inc.                                138 *           2,700 Wm. Wrigley Jr.                           184
        4,700 Celgene Corp.                             199 *
        1,500 Genentech, Inc.                           119 *   HARDWARE (4.6%)
        1,800 Genzyme Corp.                             112 *           6,500 Dell Inc.                                 260 *
                                                -----------             2,200 IBM                                       166
                                                        568             5,000 Seagate Technology                        106 *
                                                                                                                -----------
BUSINESS SERVICES - IT BUSINESS                                                                                         532
SERVICES (0.5%)
        1,300 Automatic Data Processing                  57     HEALTH CARE (3.6%)
                                                                        2,200 C.R. Bard                                 150
CHEMICALS (0.5%)                                                        3,000 Charles River Laboratories
        900 Sigma-Aldrich                                54                     International                           145 *
                                                                        3,250 Varian Medical Systems                    122 *
                                                                                                                -----------
COAL (1.0%)                                                                                                             417
        2,400 Peabody Energy                            115
                                                                HEALTH PRODUCTS & SERVICES (4.3%)
COMMUNICATIONS (0.9%)                                                   1,750 Kinetic Concepts                          112 *
        5,700 Motorola Inc.                              99             3,500 Medtronic, Inc.                           188
                                                                        2,450 Zimmer Holdings                           188 *
COMMUNICATIONS EQUIPMENT (2.4%)                                                                                 -----------
       12,025 Cisco Systems                             233 *                                                           488
        1,800 Juniper Networks                           46 *
                                                -----------     INDUSTRIAL GASES (1.5%)
                                                        279             2,800 Air Products & Chemicals                  169

COMPUTER RELATED (1.7%)                                         INTERNET (3.8%)
        1,900 Apple Computer                             75 *           4,300 eBay Inc.                                 163 *
        1,300 Autodesk, Inc.                             52             2,400 Symantec Corp.                             54 *
        2,400 Network Appliance                          69 *           5,800 Yahoo! Inc.                               216 *
                                                -----------                                                     -----------
                                                        196                                                             433

COMPUTERS & SYSTEMS (1.2%)                                      LEISURE (2.7%)
        9,400 EMC Corp.                                 132 *           2,650 Marriott International                    179
                                                                        2,950 Royal Caribbean Cruises                   136
CONSUMER STAPLES (1.3%)                                                                                         -----------
        2,800 Proctor & Gamble                          154                                                             315

ELECTRONICS (0.3%)                                              MACHINERY & EQUIPMENT (2.6%)

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Century Fund cont'd
-------------------------------------------

NUMBER OF SHARES                                MARKET VALUE+   NUMBER OF SHARES                               MARKET VALUE+
                                             ($000'S OMITTED)                                               ($000'S OMITTED)
        2,700 Danaher Corp.                             149             4,700 Microsoft Corp.                           121
        2,225 Deere & Co.                               147            11,400 Oracle Corp.                              146 *
                                                -----------                                                     -----------
                                                        296                                                             449
MANUFACTURING (4.2%)                                            TECHNOLOGY (1.1%)
        9,100 General Electric                          332             1,300 Marvell Technology Group                   53 *
        5,000 Tyco International                        145             1,675 Zebra Technologies                         72*
                                                -----------                                                     -----------
                                                        477                                                             125

MINING (2.2%)                                                   TELECOMMUNICATIONS (3.8%)
        4,000 Freeport-McMoRan Copper & Gold            141            10,100 Nextel Partners                           240 *(ss)
        3,000 Newmont Mining                            112             5,300 QUALCOMM Inc.                             197
                                                -----------                                                     -----------
                                                        253                                                             437

OIL & GAS (4.5%)                                                TOTAL COMMON STOCKS
        2,800 Apache Corp.                              165     (COST $10,146)                                       11,439
        5,200 Canadian Natural Resources                152                                                     -----------
        2,050 Murphy Oil                                200     PRINCIPAL AMOUNT
                                                -----------
                                                        517
                                                                SHORT-TERM INVESTMENTS (2.2%)
OIL SERVICES (1.8%)
        3,100 Schlumberger Ltd.                         212        $250,000 Neuberger Berman Securities
                                                                              Lending Quality Fund, LLC                 250 ++
PHARMACEUTICAL (6.7%)                                                       1 Neuberger Berman Prime Money
        1,500 Alcon, Inc.                               153                     Fund Trust Class                          0 @
        3,854 Johnson & Johnson                         258                                                     -----------
        3,700 Novartis AG ADR                           181     TOTAL SHORT-TERM INVESTMENTS
        6,125 Pfizer Inc.                               171     (COST $250)                                             250 #
                                                -----------                                                     -----------
                                                        763     TOTAL INVESTMENTS (102.1%)
PUBLISHING & BROADCASTING (1.1%)                                (COST $10,396)                                       11,689 ##
        3,000 McGraw-Hill Cos.                          131     Liabilities, less cash, receivables
                                                                   and other assets [(2.1%)]                           (242)
RETAIL (7.5%)                                                                                                   -----------
        1,800 Fortune Brands                            156     TOTAL NET ASSETS (100.0%)                           $11,447
        2,700 Nordstrom, Inc.                           165                                                     -----------
        7,950 Staples, Inc.                             171
        5,500 Walgreen Co.                              249
        1,000 Whole Foods Market                        119
                                                -----------
                                                        860

SEMICONDUCTORS (6.8%)
        2,200 Altera Corp.                               49 *
        4,200 Applied Materials                          69
       12,500 Intel Corp.                               337
          700 Intuit Inc.                                30 *
        2,500 Linear Technology                          94
        3,400 National Semiconductor                     68
        4,600 Texas Instruments                         127
                                                -----------
                                                        774

SOFTWARE (3.9%)
        1,600 Adobe Systems                             53
        1,300 Electronic Arts                           68 *
        1,350 Mercury Interactive                       61 *

                                       NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Fund
------------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)+        NUMBER OF SHARES                         MARKET VALUE+
                                           ($000'S OMITTED)                                                 ($000'S OMITTED)

COMMON STOCKS (86.4%)                                               ENTERTAINMENT (2.6%)
                                                                         241,100 International Speedway             131,179

AUTO/TRUCK REPLACEMENT PARTS (1.0%)                                 FILTERS (2.2%)
       236,300 American Axle & Manufacturing                             137,200 CLARCOR Inc.                         3,854
                Holdings                           4,891 (ss)            103,520 CUNO Inc.                            7,360 *(ss)
                                                                                                             --------------
                                                                                                                     11,214
BANKING & FINANCIAL (1.6%)
       178,930 Boston Private Financial                             FINANCIAL SERVICES (6.6%)
                Holdings                           4,380                  68,100 FactSet Research Systems             2,180
        69,800 Wintrust Financial                  3,495 (ss)            109,800 Financial Federal                    4,095 (ss)
                                           -------------                  81,600 Greater Bay Bancorp                  2,050
                                                   7,875                 351,000 HCC Insurance Holdings              13,763
                                                                         133,900 ITLA Capital                         6,671 *
BASIC MATERIALS (0.5%)                                                   210,700 W.P. Stewart & Co.                   4,543 (ss)
       119,000 AMCOL International                 2,309                                                     --------------
                                                                                                                     33,302
BIOTECHNOLOGY (1.1%)
       117,600 Techne Corp.                        5,480 *          HEALTH CARE (1.6%)
                                                                         263,600 Apria Healthcare Group               8,303 *(ss)
BUSINESS SERVICES (6.5%)
       318,680 G & K Services                     12,543            HEALTH PRODUCTS & SERVICES (9.5%)
        71,700 iPayment Holdings                   2,735 *               802,600 Hooper Holmes                        3,211
       127,720 Ritchie Bros. Auctioneers           4,751                  95,700 ICU Medical                          3,155 *(ss)
       438,235 Rollins, Inc.                       8,940                 442,700 K-V Pharmaceutical                   8,810 *(ss)
       151,600 Watson Wyatt & Co.                  3,990                 158,200 Landauer, Inc.                       7,728
                                           -------------                 351,100 Priority Healthcare                  8,033 *(ss)
                                                  32,959                 280,800 STERIS Corp.                         6,795
                                                                         276,877 Young Innovations                   10,283
COMMERCIAL SERVICES (2.3%)                                                                                   --------------
       191,100 Modine Manufacturing                5,810                                                             48,015
       225,330 OM Group                            5,678 *
                                           -------------            HEAVY INDUSTRY (1.4%)
                                                  11,488                 324,800 Chicago Bridge & Iron                7,016

CONSUMER PRODUCTS & SERVICES (5.7%)                                 INDUSTRIAL & COMMERCIAL PRODUCTS
       271,900 Blyth, Inc.                         7,706            (0.5%)
       243,200 Plantronics, Inc.                   8,371                 46,300 Middleby Corp.                        2,556 *(ss)
       408,300 Spartech Corp.                      8,260
       144,540 Tootsie Roll Industries             4,473
                                           -------------            INSURANCE (4.2%)
                                                  28,810                 158,900 American Equity Investment
                                                                                  Life Holding                        1,619 (ss)
DISTRIBUTOR (3.9%)                                                       613,000 Assured Guaranty                    12,597 (ss)
       359,900 MSC Industrial Direct              11,204                  83,100 Hilb, Rogal and Hamilton             2,833
       178,900 ScanSource, Inc.                    8,782 *                97,300 RLI Corp.                            4,256
                                           -------------                                                    --------------
                                                  19,986                                                             21,305

ELECTRICAL & ELECTRONICS (0.8%)                                     INTERNET (0.8%)
        91,300 Daktronics, Inc.                    2,126 *               117,100 j2 Global Communications             4,108 *(ss)
       138,700 LoJack Corp.                        2,045 *
                                           -------------            MACHINERY & EQUIPMENT (4.5%)
                                                   4,171                 258,800 IDEX Corp.                           9,941
                                                                         143,000 Lindsay Manufacturing                2,861
ENERGY SERVICES & EQUIPMENT (1.1%)                                       159,700 Regal-Beloit                         4,104
        45,600 Hydril                              2,367 *               238,300 Robbins & Myers                      5,636
       110,500 TETRA Technologies                  3,050 *(ss)                                               --------------
                                           -------------                                                            22,542
                                                   5,417

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Fasciano Fund cont'd
--------------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)+        PRINCIPAL AMOUNT                         MARKET VALUE($)+
OIL & GAS (3.3%)                                                      30,000,000 Federal Home Loan Bank, Disc.
       103,600 CARBO Ceramics                      7,422                          Notes, 2.93%, due 6/7/05
       127,100 FMC Technologies                    4,010 *(ss)                   (COST $29,985)                      29,985
       175,300 Offshore Logistics                  5,490 *                                                   --------------
                                           -------------
                                                  16,922
                                                                    SHORT-TERM INVESTMENTS (22.7%)
PUBLISHING & BROADCASTING (7.1%)
        89,890 Courier Corp.                       3,150               38,765,739 Neuberger Berman Prime Money
       524,300 Emmis Communications                9,312 *(ss)                     Fund Trust Class                  38,766 @
       436,900 Journal Communications              7,318               76,081,700 Neuberger Berman Securities
       463,500 Journal Register                    7,699 *                         Lending Quality Fund, LLC         76,082 ++
       171,300 Meredith Corp.                      8,496 (ss)                                                --------------
                                           -------------            TOTAL SHORT-TERM INVESTMENTS
                                                  35,975            (COST $114,848)                                 114,848 #
                                                                                                             --------------

REAL ESTATE (1.5%)                                                  TOTAL INVESTMENTS (115.0%)
       145,200 Beazer Homes USA                   7,762 (ss)        (COST $487,718)                                 581,930 ##
                                                                    Liabilities, less cash, receivables
RESTAURANTS (2.8%)                                                    and other assets [(15.0%)]                    (75,885)
       224,700 Ruby Tuesday                        5,683 (ss)                                                --------------
       412,900 Steak n Shake                       8,501 *          TOTAL NET ASSETS (100.0%)                      $506,045
                                           -------------                                                     --------------
                                                  14,184

RETAIL (1.6%)
       126,800 Christopher & Banks                 2,321
       156,200 Regis Corp.                         5,901
                                           -------------
                                                   8,222

SEMICONDUCTORS (0.5%)
       75,300  Cabot Microelectronics              2,359 *(ss)

TECHNOLOGY (1.9%)
        51,500 Computer Programs and Systems       1,745
       204,400 Kanbay International                4,243 *
       300,090 Methode Electronics                 3,583
                                           -------------
                                                   9,571

TRANSPORTATION (6.3%)
       164,100 Forward Air                         4,406
       372,795 Heartland Express                   7,475 (ss)
       102,600 Hub Group Class A                   2,819 *
       514,800 Landstar System                    17,369 *
                                           -------------
                                                  32,069

WASTE MANAGEMENT (3.0%)
       186,600 Stericycle, Inc.                    9,259 *(ss)
       157,700 Waste Connections                   5,848 *(ss)
                                           --------------
                                                  15,107

TOTAL COMMON STOCKS
(COST $342,885)                                  437,097
                                           -------------


PRINCIPAL AMOUNT

U.S. GOVERNMENT AGENCY SERVICES (5.9%)


                                                                                      NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Focus Fund
----------------------------------

NUMBER OF SHARES                              MARKET VALUE+          NUMBER OF SHARES                            MARKET VALUE+
                                           ($000's omitted)                                                   ($000's omitted)
COMMON STOCKS (98.1%)                                              TOTAL SHORT-TERM INVESTMENTS
                                                                   (COST $56,759)                                     56,759#
                                                                                                                 -----------
AUTOS & HOUSING (5.4%)
      736,500 Autoliv, Inc.                         34,181         TOTAL INVESTMENTS (101.9%)
      444,000 Centex Corp.                          29,073         (COST $936,548)                                 1,512,561##
      280,000 Lennar Corp.                          16,243         Liabilities, less cash, receivables
                                               -----------           and other assets [(1.9%)]                      (28,592)
                                                    79,497                                                       -----------
                                                                   TOTAL NET ASSETS (100.0%)                      $1,483,969
CONSUMER GOODS & SERVICES (3.3%)                                                                                 -----------
     1,278,600 Vertrue Inc.                         48,331*^

FINANCIAL SERVICES (48.7%)
       280,000 American International Group         15,554
     2,021,000 Bank of America                      93,613
     3,024,000 Capital One Financial               228,010
     3,400,000 Citigroup Inc.                      160,174
       485,000 Fannie Mae                           28,731
       207,000 Goldman Sachs                        20,182
     1,536,000 J.P. Morgan Chase                    54,912
     1,690,000 Merrill Lynch                        91,699
       727,400 Washington Mutual                    30,042(ss)
                                               -----------
                                                   722,917
RETAIL (6.5%)
       590,000 Home Depot                           23,216
     1,800,000 Select Comfort                       43,740*
     1,300,000 TJX Cos.                             29,809(ss)
                                               -----------
                                                    96,765
TECHNOLOGY (34.2%)
     1,100,000 Advanced Micro Devices               18,040*(ss)
     2,300,000 Amdocs Ltd.                          62,675*(ss)
       225,000 CSG Systems International             4,280*
     2,634,000 Flextronics International            33,663*(ss)
     4,737,700 International Rectifier             226,367*(ss)^
     1,600,000 Jabil Circuit                        46,768*
     5,200,000 Nokia Corp. ADR                      87,672
     1,001,000 Taiwan Semiconductor
                Manufacturing ADR                    9,219
       745,000 Thermo Electron                      19,608*
                                               -----------
                                                   508,292
TOTAL COMMON STOCKS
(COST $879,789)                                  1,455,802
                                               -----------
PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (3.8%)

  $21,677,886 Neuberger Berman Prime Money
               Fund Trust Class                    21,678@
   35,080,900 Neuberger Berman Securities
               Lending Quality Fund, LLC           35,081++
                                               ----------

See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Genesis Fund
------------------------------------
NUMBER OF SHARES                              MARKET VALUE+           NUMBER OF SHARES                              MARKET VALUE+
                                           ($000's OMITTED)                                                      ($000's OMITTED)
COMMON STOCKS (94.8%)                                                     2,995,862 Matthews International            110,817^
                                                                                                                   ----------
                                                                                                                      543,566

AEROSPACE (0.5%)
      818,500 Curtiss-Wright                          44,755(ss)      DEFENSE (7.7%)
      248,750 Ducommun Inc.                            4,092*             2,523,962 Alliant Techsystems               180,968*^
                                                     ---------            2,033,200 Anteon International               89,847*^
                                                      48,847              1,526,996 Applied Signal Technology          26,722^
                                                                          1,298,100 CACI International                 83,676*(ss)
AGRICULTURE (0.4%)                                                        4,372,912 Engineered Support Systems        170,544^
    2,552,000 UAP Holding                             37,132^             2,410,700 ManTech International              69,259*^
                                                                          1,219,800 MTC Technologies                   40,900*^
AUTOMOTIVE (0.4%)                                                           601,100 United Defense Industries          44,788
    1,827,400 Gentex Corp.                            32,674(ss)                                                   ----------
                                                                                                                      706,704
BANKING & FINANCIAL (7.1%)
      280,100 Alabama National                        17,613(ss)      DIAGNOSTIC EQUIPMENT (1.6%)
    1,898,400 Bank of Hawaii                          92,509(ss)          1,531,000 Biosite Inc.                       83,761*(ss)^
    1,006,900 Bank of the Ozarks                      31,838(ss)^         2,744,100 Cytyc Corp.                        64,239*(ss)
      679,994 BOK Financial                           30,749                                                       ----------
      575,900 Central Pacific Financial               20,445                                                          148,000
    1,229,200 Colonial BancGroup                      27,399
    1,640,900 Cullen/Frost Bankers                    73,201          FILTERS (2.9%)
      966,800 Dime Community Bancshares               14,599              3,601,500 CLARCOR Inc.                      101,166(ss)^
    3,177,400 East West Bancorp                      106,888^               996,400 CUNO Inc.                          70,844*(ss)^
      173,200 First Community Bancorp                  7,652              2,927,700 Donaldson Co.                      93,979(ss)
      897,500 Frontier Financial                      22,348                                                       ----------
      382,200 Harbor Florida Bancshares               13,595                                                          265,989
      759,621 Main Street Banks                       20,031          FINANCIAL SERVICES (0.1%)
      787,550 OceanFirst Financial                    16,932^               385,600 FactSet Research Systems           12,343(ss)
      803,370 Prosperity Bancshares                   21,787(ss)             51,800 Jackson Hewitt Tax Service          1,072
      400,000 Signature Bank                           9,808*                                                      ----------
    1,042,162 Sterling Bancshares                     14,173                                                           13,415
    1,038,552 Texas Regional Bancshares               29,900          FINANCIAL TECHNOLOGY (1.3%)
    1,507,900 UCBH Holdings                           25,785              3,400,437 Fair Isaac                        116,465^
    1,134,000 Westamerica Bancorp                     59,705
                                                  ----------          FOOD PRODUCTS (0.0%)
                                                     656,957                 44,700 J&J Snack Foods                     2,206

BUILDING, CONSTRUCTION & FURNISHING (1.0%)                            HEALTH CARE (13.3%)
    3,043,600 Simpson Manufacturing                   87,473(ss)^         2,578,000 Charles River Laboratories
                                                                                     International                    123,976*
BUSINESS SERVICES (2.5%)                                                    554,600 Datascope Corp.                    16,882
    2,411,600 Arbitron Inc.                           97,284^             1,938,100 DENTSPLY International            110,569
    1,938,000 Harte-Hanks                             56,764(ss)          1,187,600 Diagnostic Products                51,708
    1,924,100 Ritchie Bros. Auctioneers               71,576^             4,474,600 Henry Schein                      180,282*(ss)^
                                                  ----------              2,403,586 IDEXX Laboratories                138,759*(ss)^
                                                     225,624              3,059,250 K-V Pharmaceutical                 60,879*(ss)^
                                                                          4,526,000 Mentor Corp.                      185,159(ss)^
CAPITAL EQUIPMENT (1.3%)                                                  3,518,400 Patterson Companies               159,700*(ss)
    2,138,400 Joy Global                              80,276(ss)          1,215,000 Respironics, Inc.                  81,210*
    1,092,900 Terex Corp.                             43,191*(ss)         2,341,432 Taro Pharmaceutical Industries     76,588*(ss)^
                                                  ----------              1,733,494 VCA Antech                         42,921*
                                                     123,467                                                       ----------
                                                                                                                    1,228,633
CONSUMER PRODUCTS & SERVICES (5.9%)
    4,298,550 Alberto-Culver Class B                 190,555
    6,697,850 Church & Dwight                        242,194(ss)^     HEALTH PRODUCTS & SERVICES (1.7%)




See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------

NUMBER OF SHARES                              MARKET VALUE+           NUMBER OF SHARES                               MARKET VALUE+
                                            ($000's OMITTED)                                                      ($000's OMITTED)
      821,119 Arrow International                     27,754              1,432,500 Southwestern Energy                99,988*
      900,800 ICU Medical                             29,699*(ss)^        2,954,400 St. Mary Land & Exploration        76,873^
    1,488,700 STERIS Corp.                            36,027              1,028,290 Swift Energy                       35,116*(ss)
    1,790,000 Sybron Dental Specialties               66,355*             2,153,000 Unit Corp.                         84,010*
                                                  -----------               766,000 Western Gas Resources              24,566
                                                     159,835              7,279,000 XTO Energy                        226,522
HEAVY INDUSTRY (0.8%)                                                                                              ----------
    3,274,200 Chicago Bridge & Iron                   70,723(ss)                                                    1,050,396
                                                                      OIL SERVICES (7.7%)
INDUSTRIAL & COMMERCIAL PRODUCTS                                          2,318,320 Cal Dive International            105,252*(ss)^
(3.2%)                                                                    1,057,327 Carrizo Oil & Gas                  15,944*
    2,571,800 Brady Corp.                             78,620^             1,839,380 Cimarex Energy                     69,216*(ss)
    1,848,199 Dionex Corp.                            82,892*^              959,100 Helmerich & Payne                  39,774(ss)
      472,400 DRS Technologies                        22,241              1,020,000 Hydril                             52,948*
    1,634,700 Roper Industries                       114,265(ss)            482,600 Nabors Industries                  26,596*(ss)
                                                  ----------              5,303,189 National-Oilwell Varco            238,643*
                                                     298,018                818,400 Oceaneering International          29,872*
                                                                            776,600 Offshore Logistics                 24,323*
                                                                          1,296,400 Patterson-UTI Energy               34,342(ss)
INSURANCE (3.5%)                                                          1,185,000 Smith International                69,631(ss)
      597,000 Arthur J. Gallagher                     16,489(ss)                                                   -----------
    1,023,700 Axis Capital Holdings                   28,162                                                          706,541
    1,759,800 Brown & Brown                           78,417(ss)
    1,206,907 Erie Indemnity                          62,518
      974,800 HCC Insurance Holdings                  38,222          PACKING & CONTAINERS (1.9%)
      795,300 Montpelier Re Holdings                  27,318(ss)          3,478,600 AptarGroup Inc.                   173,930(ss)^
    1,919,287 W. R. Berkley                           68,058(ss)
                                                  ----------
                                                     319,184          PHARMACEUTICAL (1.4%)
                                                                          2,592,700 Pharmaceutical Product
                                                                                     Development                      125,435*(ss)

INTERMEDIATES (0.3%)
    1,047,700 Delta & Pine Land                       28,288(ss)      PUBLISHING & BROADCASTING (1.6%)
                                                                          1,558,700 Journal Communications             26,108
MEDICAL SERVICES (2.5%)                                                   1,914,000 R.H. Donnelley                    117,673*(ss)^
    1,633,849 AmSurg Corp.                            44,048*^                                                     ----------
    1,724,900 Renal Care Group                        79,759*(ss)                                                     143,781
    1,387,300 Universal Health Services
                Class B                               81,060(ss)      RESTAURANTS (1.5%)
    1,036,551 Wright Medical Group                    28,547*             1,231,500 IHOP Corp.                         58,632(ss)^
                                                  ----------                818,999 Lone Star Steakhouse & Saloon      24,742
                                                     233,414              2,012,900 Ruby Tuesday                       50,906(ss)
MINING (0.8%)                                                                                                      ----------
    3,465,700 Compass Minerals International          78,082^                                                         134,280
                                                                      RETAIL (4.7%)
OFFICE EQUIPMENT (1.4%)                                                   2,278,049 Big 5 Sporting Goods               59,434^
    2,699,200 United Stationers                      132,342*^            2,152,631 Copart, Inc.                       53,364*(ss)
                                                                            970,000 Hibbett Sporting Goods             34,066*
OIL & GAS (11.4%)                                                         2,366,800 Michaels Stores                    99,666
    1,254,100 Cabot Oil & Gas                         39,316              2,515,700 Regis Corp.                        95,043^
    1,033,300 CARBO Ceramics                          74,026^             1,591,138 School Specialty                   62,405*(ss)^
    2,787,500 Chesapeake Energy                       57,060(ss)            558,300 Tractor Supply                     24,800*(ss)
    2,133,700 Comstock Resources                      48,691*^                                                     ----------
       31,600 Denbury Resources                        1,004*                                                         428,778
    2,553,000 Encore Acquisition                      95,227*^
    1,107,200 Energy Partners                         25,300*         TECHNOLOGY (3.7%)
    1,074,200 KCS Energy                              15,093*             3,840,400 Electronics for Imaging            72,968*(ss)^
    1,043,400 Newfield Exploration                    40,119*               221,300 Kronos Inc.                         9,994*(ss)
    1,350,000 Pioneer Drilling                        18,886*             1,361,000 MICROS Systems                     61,218*
    1,697,300 Quicksilver Resources                   88,599*(ss)



SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------

NUMBER OF SHARES                              MARKET VALUE+
                                            ($000's OMITTED)

      360,000 SRA International                       12,222*
    4,419,647 Zebra Technologies                     188,630*(ss)^
                                                  ----------
                                                     345,032
TECHNOLOGY - SEMICONDUCTOR (0.7%)
    1,357,400 Actel Corp.                             20,076*^
    1,693,900 Cognex Corp.                            43,974
                                                  ----------
                                                      64,050
TOTAL COMMON STOCKS
(COST $5,639,511)                                   8,729,261
                                                  -----------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (16.2%)

 $988,771,261 Neuberger Berman Securities
               Lending Quality Fund, LLC              988,771++
  507,814,885 Neuberger Berman Prime Money
                Fund Trust Class                      507,815@
                                                  -----------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,496,586)                                   1,496,586#
                                                  -----------

TOTAL INVESTMENTS (111.0%)
(COST $7,136,097)                                  10,225,847##
Liabilities, less cash, receivables
  and other assets [(11.0%)]                       (1,016,879)
                                                  -----------
TOTAL NET ASSETS (100.0%)                          $9,208,968
                                                  -----------

                                                                                     NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------
NUMBER OF SHARES                                 MARKET VALUE +      NUMBER OF SHARES                            MARKET VALUE +
                                               ($000'S OMITTED)                                                ($000'S OMITTED)

COMMON STOCKS (98.5%)                                                     1,636,900   Newfield Exploration              62,939 *
                                                                                                                      --------
                                                                                                                       70,986
AUTOMOTIVE (2.3%)
         491,200   Toyota Motor Corp. ADR               35,224       OIL SERVICES (0.5%)
                                                                            107,100   Schlumberger Ltd.                  7,322
BANKING & FINANCIAL (3.9%)
       1,272,300   State Street                         61,070 (ss)  PHARMACEUTICAL (5.7%)
                                                                            666,850   Millipore Corp.                   34,336 *(ss)
BUSINESS SERVICES (1.2%)                                                  1,090,900   Novartis AG ADR                   53,269 (ss)
         452,000   Manpower Inc.                        18,003 (ss)                                                   --------
                                                                                                                        87,605
CONSUMER CYCLICALS (5.1%)                                            REAL ESTATE (4.1%)
         707,900   Costco Wholesale                     32,153 (ss)         705,400   AMB Property                      28,435
         868,000   Target Corp.                         46,611              959,600   Equity Residential                34,449 (ss)
                                                      --------                                                        --------
                                                        78,764                                                          62,884

DEFENSE (3.3%)                                                       TECHNOLOGY (6.5%)
         714,700   L-3 Communications Holdings          50,587 (ss)       1,263,600   Dell Inc.                         50,405 *(ss)
                                                                          2,137,200   National Instruments              49,690
DIVERSIFIED (3.4%)                                                                                                    --------
         959,000   Danaher Corp.                        52,870 (ss)                                                    100,095

ENERGY (2.3%)                                                        TECHNOLOGY - SEMICONDUCTOR (8.1%)
         546,200   BP PLC ADR                           32,881            2,831,400   Altera Corp.                      62,829 *
          53,300   Chevron Texaco Corp.                  2,867            2,269,500   Texas Instruments                 62,729 (ss)
                                                      --------                                                        --------
                                                        35,748                                                         125,558

FINANCIAL SERVICES (8.2%)                                            TECHNOLOGY - SEMICONDUCTOR CAPITAL
         388,100   Ambac Financial Group                28,001 (ss)  EQUIPMENT (2.8%)
       1,128,464   Citigroup Inc.                       53,162            3,325,150   Teradyne, Inc.                    43,260 *(ss)
         460,000   Goldman Sachs                        44,850
                                                      --------
                                                       126,013       TELECOMMUNICATIONS (3.0%)
                                                                          1,824,700   Vodafone Group ADR                45,946 (ss)
HEALTH PRODUCTS & SERVICES (5.8%)
         428,700   Quest Diagnostics                    45,014 (ss)  TRANSPORTATION (3.8%)
         931,400   UnitedHealth Group                   45,247              960,150   Canadian National Railway         58,838 (ss)
                                                      --------
                                                        90,261       UTILITIES (3.1%)
                                                                          4,455,100   National Grid Tansco              43,656
INDUSTRIAL GASES (3.0%)                                                      76,600   National Grid Transco ADR          3,778 (ss)
       1,001,525   Praxair, Inc.                        46,942                                                        --------
                                                                                                                        47,434
INSURANCE (4.1%)                                                     WASTE MANAGEMENT (3.2%)
       1,857,200   Willis Group Holdings                63,646 (ss)         932,200   Republic Services                 33,075
                                                                            558,000   Waste Management                  16,455
                                                                                                                      --------
MEDIA (10.5%)                                                                                                           49,530
         957,800   Comcast Corp. Class A Special        30,305 *(ss)
       6,927,276   Liberty Media                        71,974 *
         984,691   Liberty Media International                       TOTAL COMMON STOCKS
                    Class A                             41,268 *(ss) (COST $1,118,808)                               1,520,746
       2,045,349   UnitedGlobalCom                      18,613 *
                                                      --------
                                                       162,160       PRINCIPAL AMOUNT

OIL & GAS (4.6%)                                                     SHORT-TERM INVESTMENTS (25.5%)
         213,850   Cimarex Energy                        8,047 *(ss)

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------

PRINCIPAL AMOUNT                                     MARKET VALUE+
                                                   ($000'S OMITTED)

$372,784,700    Neuberger Berman Securities
                 Lending Quality Fund, LLC             372,785 ++
  20,884,993    Neuberger Berman Prime Money
                 Fund Trust Class                       20,885 @
                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $393,670)                                        393,670 #
                                                    ----------
TOTAL INVESTMENTS (124.0%)
(COST $1,512,478)                                    1,914,416 ##
Liabilities, less cash, receivables
     and other assets [(24.0%)]                       (370,187)
                                                    ----------
TOTAL NET ASSETS (100.0%)                           $1,544,229
                                                    ----------

                                                                  NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Fund
------------------------------------------
NUMBER OF SHARES                    MARKET VALUE+       NUMBER OF SHARES                      MARKET VALUE+
                                  ($000'S OMITTED)                                          ($000'S OMITTED)

COMMON STOCKS (92.8%)
                                                        HONG KONG (1.5%)
ARGENTINA(1.6%)                                          12,208,000  TPV Technology                  7,847
     119,440  Tenaris SA ADR               8,331 (ss)
                                                        IRELAND (7.9%)
AUSTRALIA (3.6%)                                             308,156  Allied Irish Banks              6,424
     182,252  Australia & New Zealand                      1,080,906  Anglo Irish Bank               12,681
                Banking Group              2,965           3,421,162  C&C Group                      13,724
   3,794,535  Hardman Resources            5,238 *           345,519  CRH PLC                         8,766
     620,000  Sigma Company                3,856                                                   --------
     377,107  Woodside Petroleum           7,080                                                     41,595
                                        --------
                                          19,139        ITALY (2.4%)
                                                              53,360  Fastweb                         2,339 *
BELGIUM (1.7%)                                               460,601  Indesit Co.                     5,745
     273,040  InBev NV                     9,050             774,220  Milano Assicurazioni            4,424
                                                                                                   --------
                                                                                                     12,508

BRAZIL (2.8%)
     130,000  Natura Cosmeticos            4,418        JAPAN (19.9%)
     222,470  Petroleo Brasileiro ADR     10,501 (ss)         27,550  Acom Co.                        1,783
                                        --------             234,000  Aica Kogyo                      2,700 (ss)
                                          14,919              82,500  Alfresa Holdings                3,819 (ss)
CANADA (9.3%)                                                164,800  Bandai Co.                      3,426
     168,200  Canadian Natural Resources   4,875              87,945  Belluna Co.                     2,557
     337,370  Canadian Western Bank        7,499           1,097,000  Brother Industries             10,137
     171,555  Great Canadian Gaming        6,805 *           230,200  F.C.C. Co.                      8,782
     433,070  MacDonald Dettwiler         10,038 *             2,485  Fullcast Co.                    6,328 (ss)
     327,863  PetroKazakhstan, Inc.        9,148 (ss)        441,700  Heiwa Corp.                     6,405
     323,655  Talisman Energy             10,739 (ss)          3,547  Jupiter Telecommunications      2,769 *
                                        --------             273,000  Mars Engineering                7,293
                                          49,104             379,000  Maruichi Steel Tube             8,142
                                                              39,850  Moshi Moshi Hotline             4,004
DENMARK (0.6%)                                               636,500  Nissan Motor                    6,289
      45,970  Topdanmark AS                3,310 *           285,000  Nissha Printing                 4,418
                                                              56,100  Nissin Healthcare Food Service    891 (ss)
FRANCE (5.9%)                                                207,200  PLENUS Co.                      6,485
     106,855  BNP Paribas                  7,212             404,000  Takuma Co.                      2,821
     166,902  Credit Agricole              4,343             151,300  Tamron Co.                      4,889 (ss)
      47,150  Ipsos                        4,681             409,300  TENMA Corp.                     7,826
      31,290  Pierre & Vacances            3,174             183,400  TKC Corp.                       3,019
      45,225  Publicis Groupe              1,331                                                   --------
      73,670  Rodriguez Group              3,609                                                    104,783
      24,905  Societe Generale, A Shares   2,456
      39,815  Total SA ADR                 4,427        KOREA (1.2%)
                                        --------             269,640  Kangwon Land                    3,889
                                          31,233              57,700  Kookmin Bank ADR                2,550
                                                                                                   --------
GERMANY (1.9%)                                                                                        6,439
      53,680  Premiere AG                  1,878 *
      72,978  Rhoen-Klinikum AG            4,796        NETHERLANDS (3.5%)
     102,310  Stada Arzneimittel           3,161              49,752  Fugro NV                        4,494
                                        --------             116,258  Hunter Douglas                  6,042 (ss)
                                           9,835             233,796  Imtech NV                       7,732
                                                                                                   --------
                                                                                                     18,268
GREECE (3.0%)
     364,825  Public Power Corp.           9,056
     218,390  Titan Cement                 6,500        NORWAY (1.8%)
                                        --------             317,930  Prosafe ASA                     9,593
                                          15,556

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                  NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Fund cont'd
-------------------------------------------------
NUMBER OF SHARES                    MARKET VALUE+       PRINCIPAL AMOUNT                           MARKET VALUE+
                                  ($000'S OMITTED)                                               ($000'S OMITTED)

SOUTH AFRICA (0.9%)
   2,307,576  Steinhoff International      4,613        SHORT-TERM INVESTMENTS (14.3%)

SPAIN (1.5%)
      55,805  Banco Popular Espanol        3,335        $ 52,901,900  Neuberger Berman Securities
      96,002  Telefonica de Espana ADR     4,842                       Lending Quality Fund, LLC           52,902 ++
                                        --------
                                           8,177          22,145,796  Neuberger Berman Prime Money         22,146 @
                                                                       Fund Trust Class                 ---------
SWEDEN (2.0%)
     303,550  Capio AB                     4,790 *      TOTAL SHORT-TERM INVESTMENTS
     100,000  ForeningsSparbanken AB       2,307        (COST $75,048)                                     75,048 #
     204,800  Nobia AB                     3,287                                                        ---------
                                        --------
                                          10,384        TOTAL INVESTMENTS (110.5%)
                                                        (COST $541,504)                                   581,443 ##
UNITED KINGDOM (19.8%)                                  Liabilities, less cash, receivables
   1,444,524  Amlin PLC                    4,859        and other assets [(10.5%)]                        (55,208)
     471,726  Barratt Developments         5,668                                                        ---------
     697,846  Burren Energy                6,749        TOTAL NET ASSETS (100.0%)                        $526,235
   2,883,465  Dragon Oil PLC               4,849 *                                                      ---------
     114,423  GlaxoSmithKline PLC          2,837
   1,013,640  Kensington Group            10,109
   2,632,040  MFI Furniture Group          5,134
     558,280  Northern Rock                7,506
     664,230  Punch Taverns PLC            8,010
   1,065,321  Redrow PLC                   7,749
   2,950,788  RPS Group                    7,975
     239,910  Shire Pharmaceuticals        2,554
     680,365  Trinity Mirror               7,728
   1,789,920  Tullow Oil PLC               5,450
   4,393,809  Vodafone Group              11,114
     628,746  William Hill                 5,668
                                        --------
                                         103,959

TOTAL COMMON STOCKS
(COST $449,687)                          488,643
                                        --------


PREFERRED STOCKS (3.4%)

BRAZIL (2.2%)
      88,545  Companhia de Bebidas das
               Americas ADR                2,673 (ss)
     248,000  Companhia Vale do Rio
               Doce ADR                    6,121 (ss)
 172,000,000  Ultrapar Participacoes       2,956
                                        --------
                                          11,750

GERMANY (1.2%)
       8,602  Porsche AG                   6,002

TOTAL PREFERRED STOCKS
(COST $16,769)                            17,752
                                        --------


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund
--------------------------------------

NUMBER OF SHARES                               MARKET VALUE+           NUMBER OF SHARES                             MARKET VALUE+
                                            ($000's OMITTED)                                                     ($000's OMITTED)
COMMON STOCKS (99.9%)                                                  DIAGNOSTIC EQUIPMENT (1.3%)
                                                                            180,000 Cytyc Corp.                          4,214*
AEROSPACE (1.1%)
       71,500  Rockwell Collins                        3,531           ELECTRICAL & ELECTRONICS (0.6%)
                                                                             70,000 Jabil Circuit                        2,046*

AUTOMOTIVE (0.8%)
       45,000  Advance Auto Parts                      2,667*(ss)      ENERGY (6.2%)
                                                                            128,000 Canadian Natural Resources           3,734
BASIC MATERIALS (1.7%)                                                       24,500 Murphy Oil                           2,395
       34,000 Nucor Corp.                              1,801                 91,000 National-Oilwell Varco               4,095*
       84,000 Peabody Energy                           4,010                 66,300 Smith International                  3,896
                                                  ----------                212,000 XTO Energy                           6,597
                                                       5,811                                                          ----------
                                                                                                                        20,717
BIOTECHNOLOGY (3.2%)
      135,000 Celgene Corp.                            5,716*(ss)      ENTERTAINMENT (2.9%)
       55,000 Genzyme Corp.                            3,431*(ss)            65,500 Gaylord Entertainment                2,753*
       46,000 Martek Biosciences                       1,720*               106,500 Station Casinos                      6,933
                                                  ----------                                                          ----------
                                                      10,867                                                             9,686


BUILDING, CONSTRUCTION & FURNISHING (0.3%)                             FINANCE (4.4%)
       25,000 D.R. Horton                                                   150,000 CapitalSource Inc.                   2,862*(ss)
                                                         864                 61,500 First Marblehead                     2,746*(ss)
                                                                             63,750 Legg Mason                           5,239(ss)
                                                                             92,000 Moody's Corp.                        3,981
                                                                                                                      --------
BUSINESS SERVICES (5.2%)                                                                                                14,828
      176,000 Alliance Data Systems                    6,639*(ss)
       93,500 CB Richard Ellis Group                   3,596*
      103,500 Corporate Executive Board                7,222
                                                  ----------           FINANCIAL SERVICES (2.3%)
                                                      17,457                  15,500 Chicago Mercantile Exchange         3,351(ss)
                                                                             101,500 Investors Financial Services        4,211
                                                                                                                      --------
                                                                                                                         7,562
CAPITAL EQUIPMENT(2.8%)
      106,500 Danaher Corp.                            5,871
      113,300 Donaldson Co.                            3,637
                                                  ----------           FOOD & BEVERAGE (1.3%)
                                                       9,508                 37,000 Whole Foods Market                   4,402(ss)

COMMUNICATIONS EQUIPMENT (2.0%)                                        HARDWARE (1.4%)
        9,800 Dolby Laboratories                         195*               213,500 Seagate Technology                   4,531*
      276,500 Nextel Partners                          6,567*(ss)
                                                  ----------
                                                       6,762           HEALTH CARE (10.9%)
                                                                             35,000 American Healthways                  1,374*(ss)
                                                                             91,000 C.R. Bard                            6,211
COMPUTER RELATED (1.5%)                                                      54,000 Cerner Corp.                         3,529*(ss)
       87,000 Apple Computer                           3,455*(ss)           122,000 Gilead Sciences                      4,978*
       38,000 NAVTEQ                                   1,450*                54,000 Invitrogen Corp.                     4,284*(ss)
                                                  ----------                 72,000 Omnicare, Inc.                       2,759(ss)
                                                       4,905                 57,000 PacifiCare Health Systems            3,581*
CONSUMER DISCRETIONARY (1.1%)                                                96,000 Varian Medical Systems               3,611*(ss)
       42,000 Fortune Brands                           3,633                128,500 VCA Antech                           3,182*
                                                                             41,400 Zimmer Holdings                      3,170*(ss)
                                                                                                                      --------
COSMETICS (0.6%)                                                                                                        36,679
       54,800 Estee Lauder                             2,142

DEFENSE(0.9%)                                                          HEALTH PRODUCTS & SERVICES (1.6%)
       44,000 CACI International                       2,836*                84,000 Kinetic Concepts                     5,397*(ss)

                                                                       INDUSTRIAL (3.2%)

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Manhattan Fund cont'd
---------------------------------------------

NUMBER OF SHARES                               MARKET VALUE+           NUMBER OF SHARES                            MARKET VALUE+
                                            ($000's OMITTED)                                                     ($000's OMITTED)
       92,500 Fastenal Co.                             5,376(ss)            104,000 ATI Technologies                     1,567*
       65,000 Monster Worldwide                        1,715*                91,000 Autodesk, Inc.                       3,602
       71,000 Rockwell International                   3,647                155,000 Cognizant Technology Solutions       7,440*(ss)
                                                  ----------                 47,000 Harman International
                                                      10,738                         Industries                          3,895
INTERNET (3.1%)                                                              48,500 International Rectifier              2,317*
       67,500 Getty Images                             5,052*(ss)            50,000 Lipman                               1,622
      139,000 Juniper Networks                         3,564*                61,000 Macromedia, Inc.                     2,697*
       65,500 McAfee Inc.                              1,878*                62,000 NCR Corp.                            2,271*
                                                  ----------                 66,500 VeriSign, Inc.                       2,151*
                                                      10,494                165,500 Zebra Technologies                   7,064*
                                                                                                                      --------
                                                                                                                        34,626
LEISURE (3.7%)
       67,500 Marriott International                   4,559(ss)
       94,000 MGM Mirage                               3,581*(ss)      TELECOMMUNICATIONS (2.0%)
       92,700 Royal Caribbean Cruises                  4,274(ss)            146,500 American Tower                       2,643*(ss)
                                                  ----------                121,500 Leap Wireless International          3,268*
                                                      12,414                 15,500 NII Holdings                           924*
                                                                                                                      --------
                                                                                                                         6,835
MEDICAL EQUIPMENT (2.2%)
      100,000 Kyphon Inc.                              2,869*
       71,000 ResMed Inc.                              4,435*          TRANSPORTATION (2.6%)
                                                  ----------                 62,000 C.H. Robinson Worldwide              3,544
                                                       7,304                256,800 J.B. Hunt Transport Services         5,157(ss)
                                                                                                                      --------
                                                                                                                         8,701
OIL & GAS (2.4%)
      120,000 Airgas Inc.                              2,880
       55,500 Denbury Resources                        1,775*          TOTAL COMMON STOCKS
       67,500 Quicksilver Resources                    3,523*(ss)      (COST $240,129)                                 334,856
                                                  ----------                                                          --------
                                                       8,178
                                                                       PRINCIPAL AMOUNT
RETAIL (7.2%)
       61,500 Abercrombie & Fitch                      3,526           SHORT-TERM INVESTMENT (26.9%)
      248,000 Coach, Inc.                              7,202*
       26,500 Dick's Sporting Goods                      959*(ss)          $193,007 Neuberger Berman Prime Money
       40,000 Michaels Stores                          1,684                         Fund Trust Class                      193@
       77,500 Nordstrom, Inc.                          4,731(ss)         89,900,300 Neuberger Berman Securities
      124,500 PETsMART, Inc.                           3,955                         Lending Quality Fund, LLC          89,900++
       36,000 Urban Outfitters                         1,920*                                                         --------
                                                  ----------           TOTAL SHORT-TERM INVESTMENTS
                                                      23,977           (COST $90,093)                                   90,093#
                                                                                                                      --------
SEMICONDUCTORS (4.5%)                                                  TOTAL INVESTMENTS (126.8%)
      112,500 Marvell Technology Group                 4,608*          (COST $330,222)                                 424,949##
      128,000 Microchip Technology                     3,794           Liabilities, less cash, receivables
      204,900 Microsemi Corp.                          4,227*             and other assets[(26.8%)]                    (89,739)
      121,500 National Semiconductor                   2,445(ss)                                                      --------
                                                  ----------           TOTAL NET ASSETS (100.0%)                      $335,210
                                                      15,074                                                          --------

SOFTWARE (4.6%)
      105,500 Activision, Inc.                         1,663*
       55,000 Adobe Systems                            1,818(ss)
       75,000 Cognos, Inc.                             2,832*
       35,500 F5 Networks                              1,818*
      120,500 Mercury Interactive                      5,437*(ss)
      300,000 TIBCO Software                           1,902*
                                                  ----------
                                                      15,470

TECHNOLOGY (10.3%)

                                                                                  NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Millennium Fund
---------------------------------------

NUMBER OF SHARES                             MARKET VALUE+         NUMBER OF SHARES                                 MARKET VALUE+
                                          ($000's omitted)                                                       ($000's omitted)
COMMON STOCKS (99.7%)                                                                                                     1,654

AEROSPACE (1.5%)                                                   HEALTH CARE (8.0%)
      20,400 Innovative Solutions and                                     16,200 Chemed Corp.                               685
              Support                                 707*                17,450 Matria Healthcare                          497*
                                                                          21,800 Radiation Therapy Services                 451*
BANKING & FINANCIAL (2.0%)                                                15,000 Techne Corp.                               699*
      14,500 Cathay General Bancorp                   493                 14,500 United Surgical Partners
      19,750 Glacier Bancorp                          461                         International                             698*
                                                  -------                 30,000 VCA Antech                                 743*
                                                      954                                                               -------
                                                                                                                          3,773
BUILDING PRODUCTS (1.0%)
       5,500 Eagle Materials                          482          HEALTH PRODUCTS & SERVICES (5.0%)
                                                                          36,400 American Medical Systems
BUSINESS SERVICES (6.3%)                                                          Holdings                                  727*
      12,700 Corporate Executive Board                886                 10,900 Covance, Inc.                              476*
      35,600 Labor Ready                              735*                10,200 Intuitive Surgical                         505*
      14,100 Laureate Education                       659*                20,000 Lifeline Systems                           651*
      13,300 Websense, Inc.                           714*                                                              -------
                                                  -------                                                                 2,359
                                                    2,994
                                                                   INDUSTRIAL (4.8%)
                                                                          21,000 Bright Horizons Family
COAL (1.0%)                                                                       Solutions                                 777*
      19,000 Foundation Coal Holdings                 484                 21,000 DRS Technologies                           989*
                                                                          11,300 Watsco, Inc.                               499(ss)
CONSUMER DISCRETIONARY (5.9%)                                                                                           -------
      27,000 Gaming Partners International            408*(ss)                                                            2,265
      17,300 Orient-Express Hotel                     502
      17,500 Shuffle Master                           480*(ss)     INDUSTRIAL & COMMERCIAL PRODUCTS
      21,600 Sonic Corp.                              734*         (1.4%)
      19,400 Steiner Leisure                          659*                15,400 Actuant Corp.                              693*
                                                  -------
                                                    2,783          INSURANCE (1.5%)
                                                                          18,800 ProAssurance Corp.                         735*
CONSUMER PRODUCTS & SERVICES (1.4%)
      15,400 Central Garden & Pet                     683*         MEDICAL EQUIPMENT (6.9%)
                                                                          25,400 ArthroCare Corp.                           819*(ss)
CONSUMER STAPLES (1.0%)                                                   11,100 Dade Behring Holdings                      742
      17,500 Peet's Coffee & Tea                      497*                19,625 Immucor, Inc.                              657*
                                                                          11,500 Syneron Medical                            372*
DEFENSE (1.4%)                                                            15,800 Ventana Medical Systems                    668*
      15,300 Anteon International                     676*                                                              -------
                                                                                                                          3,258
DISTRIBUTOR (1.4%)
      19,600 Central European Distribution            654*            OIL & GAS (4.7%)
                                                                          27,300 Comstock Resources                         623*
ENERGY (1.1%)                                                             34,900 Energy Partners                            798*
      21,200 Alpha Natural Resources                  507*                29,600 Ultra Petroleum                            805*(ss)
                                                                                                                        -------
ENTERTAINMENT (4.2%)                                                                                                      2,226
      19,500 Gaylord Entertainment                    820*
      17,700 Station Casinos                        1,152             RETAIL (6.2%)
                                                  -------                   23,000 Dick's Sporting Goods                    832*(ss)
                                                    1,972                   23,800 GameStop Corp.                           694*(ss)
                                                                            15,500 Jarden Corporation                       788*(ss)
FINANCIAL SERVICES (3.5%)                                                   14,000 Tractor Supply                           622*
      10,700 Affiliated Managers Group                714*                                                              -------
      41,700 Trammell Crow                            940*                                                                2,936
                                                  -------

See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Millennium Fund cont'd
----------------------------------------------


NUMBER OF SHARES                             MARKET VALUE+
                                          ($000's omitted)
SEMICONDUCTORS (1.7%)
      19,500 Varian Semiconductor Equipment           791*

SOFTWARE (7.2%)
      45,833 Activision, Inc.                         722*
      10,900 F5 Networks                              558*
      65,000 Informatica Corp.                        558*
      12,500 Mercury Interactive                      564*
      17,500 SS&C Technologies                        523
      28,000 Witness Systems                          487*
                                                  -------
                                                    3,412

TECHNOLOGY (15.1%)
      59,500 aQuantive, Inc.                          916*
      20,700 ARGON ST                                 711*
      14,000 Computer Programs & Systems              474
      35,200 IntraLase Corp.                          683*
      40,200 Ixia                                     739*
      16,300 Macromedia, Inc.                         721*
      16,700 MICROS Systems                           751*
      11,600 Quality Systems                          697
      22,000 SRA International                        747*
      17,800 Trimble Navigation                       707*(ss)
                                                  -------
                                                    7,146

TECHNOLOGY - SEMICONDUCTOR (1.7%)
      38,200 Microsemi Corp.                          788*

TRANSPORTATION (3.8%)
       20,250 Old Dominion Freight Line               617*
       15,900 UTI Worldwide                         1,173
                                                  -------
                                                    1,790

TOTAL COMMON STOCKS
(COST $37,901)                                     47,219
                                                  -------
PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (13.3%)

   $6,025,900 Neuberger Berman Securities
               Lending Quality Fund, LLC            6,026++
      268,401 Neuberger Berman Prime Money
               Fund Trust Class                       268@
                                                  -------

TOTAL SHORT-TERM INVESTMENTS
 (COST $6,294)                                      6,294#

TOTAL INVESTMENTS (113.0%)
(COST $44,195)                                     53,513##
Liabilities, less cash, receivables
   and other assets [(13.0%)]                      (6,159)
                                                  --------
TOTAL NET ASSETS (100.0%)                          $47,354
                                                  --------



                                                                                       NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Fund
------------------------------------------
NUMBER OF SHARES                        MARKET VALUE+             NUMBER OF SHARES                       MARKET VALUE+
                                       ($000's omitted)                                                 ($000's omitted)
COMMON STOCKS (97.7%)                                                3,871,900  ABB Ltd.                         25,355

AUTO RELATED (0.7%)                                               ELECTRICAL & ELECTRONICS (1.5%)
     293,500  Harley-Davidson                  14,390(ss)              989,400  Tyco International               28,623

BANKING & FINANCIAL (2.2%)                                        ENERGY (13.1%)
     132,800  Fannie Mae                        7,867                  362,200  Anadarko Petroleum               27,419(ss)
     651,900  Merrill Lynch                    35,372                1,302,400  Canadian Natural Resources       37,991(ss)
                                           ----------                  273,400  ConocoPhillips                   29,483(ss)
                                               43,239                  388,400  Cooper Cameron                   22,958*(ss)
                                                                       601,000  Exxon Mobil                      33,776
BROADCASTING (0.7%)                                                    781,200  Peabody Energy                   37,295
     462,100  EchoStar Communications          13,507                1,008,700  Talisman Energy                  33,559
                                                                       434,100  TXU Corp.                        34,850(ss)
BUILDING, CONSTRUCTION & FURNISHING                                                                          ----------
(11.9%)                                                                                                         257,331
     765,900  Centex Corp.                     50,151(ss)
   1,030,332  D.R.jHorton                      35,619(ss)         FINANCIAL SERVICES (11.9%)
     847,100  Home Depot                       33,333                  231,700  American Express                 12,477(ss)
     683,400  KB Home                          46,157(ss)               16,100  Berkshire Hathaway Class B       45,241*(ss)
      25,500  NVR, Inc.                        19,355*(ss)             644,100  Citigroup Inc.                   30,344
     652,400  Pulte Homes                      49,876(ss)            1,075,088  Countrywide Financial            39,961
                                           ----------                  925,200  General Electric                 33,751
                                              234,491                  317,700  Goldman Sachs                    30,976
                                                                        78,700  J.P. Morgan Chase                 2,813
BUILDING MATERIALS (2.3%)                                              685,500  PMI Group                        25,912(ss)
     793,800  Lennar Corp.                     46,048(ss)              163,959  XL Capital                       12,343(ss)
                                                                                                             ----------
BUSINESS SERVICES (1.5%)                                                                                        233,818
     872,200  Career Education                 30,239*(ss)
                                                                  HEALTH CARE (8.3%)
CAPITAL EQUIPMENT (1.0%)                                             1,168,800  Boston Scientific                31,663*
     534,131  Joy Global                       20,051(ss)              513,100  Caremark Rx                      22,915*
                                                                     1,081,900  NBTY, Inc.                       24,061*(ss)
COAL (1.3%)                                                            475,200  PacifiCare Health Systems        29,857*
     530,200  Arch Coal                        25,688(ss)              951,700  Teva Pharmaceutical
                                                                                Industries ADR                   31,758(ss)
COMMUNICATION SERVICES (1.6%)                                          173,200  WellPoint Inc.                   23,036*
     930,000  Scientific-Atlanta               30,969(ss)                                                    ----------
                                                                                                                163,290
COMMUNICATIONS (0.8%)
     613,100  Cablevision Systems              15,683*            INSURANCE (6.6%)
                                                                       419,300  Aetna Inc.                       32,710(ss)
CONSUMER CYCLICALS (2.1%)                                              920,600  American International Group     51,139(ss)
     364,750  Best Buy                         19,853                  414,800  Hartford Financial Services
     672,700  Masco Corp.                      21,540                           Group                            31,023
                                           ----------                  503,200  Marsh & McLennan                 14,613
                                               41,393                                                        ----------
                                                                                                                129,485
CONSUMER GOODS & SERVICES (0.8%)
     321,800  Colgate-Palmolive                16,081             METALS (2.6%)
                                                                       388,400  Nucor Corp.                      20,570(ss)
DEFENSE & AEROSPACE (0.8%)                                             346,800  Phelps Dodge                     30,310
     535,000  Embraer-Empresa Brasileira                                                                     ----------
              De Aeronautica                   16,211(ss)                                                        50,880
                                                                  OIL & GAS (7.4%)
DIVERSIFIED (1.3%)                                                     567,900  EOG Resources                    28,333(ss)
                                                                       521,200  National-Oilwell Varco           23,454*

See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Partners Fund cont'd
--------------------------------------------
NUMBER OF SHARES                          MARKET VALUE+           PRINCIPAL AMOUNT                         MARKET VALUE+
                                         ($000's omitted)                                                 ($000's omitted)
     495,400  Petroleo Brasileiro              23,383(ss)           35,050,492  Neuberger Berman Prime Money
     415,800  Pioneer Natural Resources        16,686(ss)                       Fund Trust Class                 35,051@
     391,500  Quicksilver Resources            20,436*(ss)                                                   ----------
   1,099,466  XTO Energy                       34,215             TOTAL SHORT-TERM INVESTMENTS
                                           ----------             (COST $487,709)                               487,710#
                                              146,507                                                        ----------

PHARMACEUTICAL (2.0%)                                             TOTAL INVESTMENTS (122.5%)
     177,500  Express Scripts                  16,399*            (COST $2,015,680)                           2,412,136##
     701,900  Shire Pharmaceuticals Group                         Liabilities, less cash, receivables
              ADR                              22,468(ss)           and other assets [(22.5%)]                 (443,285)
                                           ----------                                                        ----------
                                               38,867             TOTAL NET ASSETS (100.0%)                  $1,968,851
                                                                                                             ----------
RETAIL (1.5%)
     600,800  J.C. Penney                      29,896

SEMICONDUCTORS (0.6%)
     400,000  Applied Materials                 6,564(ss)
     565,617  Taiwan Semiconductor
              Manufacturing ADR                 5,209(ss)
                                           ----------
                                               11,773

SOFTWARE (4.7%)
     715,000  Check Point Software
              Technologies                     16,238*(ss)
   1,327,300  Microsoft Corp.                  34,244
   2,112,200  Oracle Corp.                     27,078*
     621,100  VERITAS Software                 15,447*(ss)
                                           ----------
                                               93,007

TECHNOLOGY (1.9%)
     104,200  IBM                               7,872
     434,200  Lexmark International            29,717*
                                           ----------
                                               37,589

TELECOMMUNICATIONS (0.3%)
   2,245,100  Nortel Networks                   5,815*(ss)

TRANSPORTATION (6.3%)
     776,950  Frontline Ltd.                   33,472
     578,200  General Maritime                 24,146
     440,100  Overseas Shipholding Group       26,890(ss)
     521,142  Ship Finance International       10,079(ss)
     697,100  Teekay Shipping                  29,613(ss)
                                           ----------
                                              124,200
TOTAL COMMON STOCKS
(COST $1,527,971)                           1,924,426
                                           ----------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (24.8%)

$452,658,861  Neuberger Berman Securities
              Lending Quality Fund, LLC       452,659++



                                                                                       NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Fund
----------------------------------------

NUMBER OF SHARES                           MARKET VALUE+        NUMBER OF SHARES                                    MARKET VALUE+
                                        ($000'S OMITTED)                                                         ($000'S OMITTED)

COMMON STOCKS (97.6%)                                           OFFICE - INDUSTRIAL (5.7%)
                                                                     22,400 Liberty Property Trust                        925
APARTMENTS (12.2%)                                                   15,400 PS Business Parks                             632
    30,200 Apartment Investment &                                    26,300 Reckson Associates Realty                     831
           Management                        1,121(ss)                                                             ----------
    23,500 Camden Property Trust             1,213                                                                      2,388
    17,200 Essex Property Trust              1,376              REGIONAL MALLS (15.0%)
    59,800 United Dominion Realty Trust      1,378                   13,500 CBL & Associates Properties                 1,100
                                          --------                   33,000 General Growth Properties                   1,284
                                             5,088                   10,000 Mills Corp.                                   575
COMMUNITY CENTERS (3.2%)                                             27,400 Simon Property Group                        1,883
   18,300 Developers Diversified Trust         835                   44,200 Taubman Centers                             1,403
    8,150 Pan Pacific Retail Properties        520                                                                 ----------
                                          --------                                                                      6,245
                                             1,355
                                                                SELF STORAGE (2.1%)
DIVERSIFIED (11.8%)                                                  14,800 Public Storage                                890
   54,900 Colonial Properties Trust          2,240
   26,000 Pennsylvania REIT                  1,144              TOTAL COMMON STOCKS
   19,500 Vornado Realty Trust               1,534              (COST $35,177)                                         40,718
                                          --------                                                                 ----------
                                             4,918
HEALTH CARE (1.7%)                                              PRINCIPAL AMOUNT
   24,500 Ventas, Inc.                         699
                                                                SHORT-TERM INVESTMENTS (14.4%)
INDUSTRIAL (4.6%)
    8,800 CenterPoint Properties               368                    $849,710 Neuberger Berman Prime Money
   37,800 ProLogis                           1,544                               Fund Trust Class                        850@
                                          --------                   5,173,800 Neuberger Berman Securities
                                             1,912                               Lending Quality Fund, LLC             5,174++
LODGING (9.3%)                                                                                                     ---------
   23,900 Equity Lifestyle Properties          906              TOTAL SHORT-TERM INVESTMENTS
   27,600 Hilton Hotels                        669              (COST $6,024)                                          6,024#
   85,700 Host Marriott                      1,435(ss)                                                             ---------
   15,500 Starwood Hotels & Resorts                             TOTAL INVESTMENTS (112.0%)
            Worldwide                          867              (COST $41,201)                                        46,742##
                                          --------              Liabilities, less cash, receivables
                                             3,877                 and other assets [(12.0%)]                        (4,997)
OFFICE (32.0%)                                                                                                     ---------
   12,600 Alexandria Real Estate                                TOTAL NET ASSETS (100.0%)                           $ 41,745
            Equities                           873
   17,300 Arden Realty                         593
   14,200 Boston Properties                    948
   41,500 Brandywine Realty Trust            1,169
   29,200 Brascan Corp.                      1,126
   47,950 Brookfield Properties              1,259
   13,100 CarrAmerica Realty                   453
   51,700 Equity Office Properties Trust     1,680
   25,300 Mack-Cali Realty                   1,115
   28,600 Maguire Properties                   748
   22,400 SL Green Realty                    1,388(ss)
  102,200 Trizec Properties                  1,994(ss)
                                          --------
                                            13,346

See Notes to Schedule of Investments

                                                                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MAY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Fund
-----------------------------------------
NUMBER OF SHARES                           MARKET VALUE+          NUMBER OF SHARES                           MARKET VALUE+
                                        ($000's omitted)                                                  ($000's omitted)
COMMON STOCKS (96.9%)                                             INSURANCE (11.9%)
                                                                        35,300  Arch Capital Group                    1,576*
AUTO RELATED (12.4%)                                                    22,100  Endurance Specialty Holdings            806
      34,900  Advance Auto Parts                    2,068*              10,000  Jefferson-Pilot                         504
      27,600  AutoNation, Inc.                        552*              30,300  PartnerRe Ltd.                        2,002(ss)
      29,700  AutoZone, Inc.                        2,688*(ss)          59,100  PMI Group                             2,234
      52,200  Borg-Warner Automotive                2,791(ss)           49,400  Radian Group                          2,266
      36,000  Johnson Controls                      2,040               53,700  RenaissanceRe Holdings                2,529
      60,600  Lear Corp.                            2,285(ss)                                                --------------
                                           --------------                                                            11,917
                                                   12,424
                                                                  MANUFACTURING (7.6%)
BANKING & FINANCIAL (11.7%)                                             50,600  Briggs & Stratton                     1,713
      60,050  Astoria Financial                     1,654(ss)           19,200  Ingersoll-Rand                        1,486
      67,800  Commerce Bancorp                      1,881(ss)           58,700  Masco Corp.                           1,880
      57,500  First Horizon National                2,428(ss)           55,600  SPX Corp.                             2,469(ss)
      65,000  IndyMac Bancorp                       2,675                                                    --------------
      87,108  North Fork Bancorp                    2,375                                                             7,548
      27,500  TCF Financial                           712(ss)
                                           --------------         RESTAURANTS (2.7%)
                                                   11,725               29,700  Darden Restaurants                      965
                                                                        69,900  Ruby Tuesday                          1,768
                                                                                                             --------------
BUSINESS SERVICES (2.4%)                                                                                              2,733
      60,200  Manpower Inc.                         2,398
                                                                  RETAIL (11.6%)
CONSUMER CYCLICALS (5.7%)                                               80,400  Dollar Tree Stores                    1,994*
      19,000  Black & Decker                        1,659(ss)           67,700  Foot Locker                           1,788
      18,100  Mohawk Industries                     1,510*              39,600  Liz Claiborne                         1,487
      37,300  Whirlpool Corp.                       2,566(ss)          124,900  Pier 1 Imports                        2,097
                                           --------------               47,400  Reebok International                  1,930
                                                    5,735               11,700  Timberland Co.                          431*
                                                                        32,200  V.F. Corp.                            1,817
ENERGY (4.7%)                                                                                                --------------
      17,800  Sunoco, Inc.                          1,826                                                            11,544
      91,242  XTO Energy                            2,839
                                           --------------         TECHNOLOGY (4.9%)
                                                    4,665               83,700  Computer Associates                   2,283
                                                                       170,900  Western Digital                       2,565*(ss)
FINANCIAL SERVICES (8.8%)                                                                                    --------------
      36,950  Ambac Financial Group                 2,666                                                             4,848
      23,700  Bear Stearns                          2,347(ss)
      59,400  CIT Group                             2,520         TOTAL COMMON STOCKS
      65,400  Waddell & Reed Financial              1,254         (COST $88,003)                                     96,843
                                           --------------                                                    --------------
                                                    8,787
                                                                  PRINCIPAL AMOUNT
FOOD & BEVERAGE (1.3%)
      44,000  Fresh Del Monte Produce              1,281(ss)      SHORT-TERM INVESTMENTS (26.5%)

HEALTH CARE (9.5%)                                                  $2,884,326  Neuberger Berman Prime Money
      40,100  Coventry Health Care                  2,792*                       Fund Trust Class                     2,884@
      13,700  Health Management Associates            345           23,606,000  Neuberger Berman Securities
      75,000  NBTY, Inc.                            1,668*                       Lending Quality Fund, LLC           23,606++
      75,600  Omnicare, Inc.                        2,897                                                    --------------
      13,600  WellPoint Inc.                        1,809*
                                           --------------         TOTAL SHORT-TERM INVESTMENTS
                                                    9,511         (COST $26,490)                                     26,490#
                                                                                                             --------------

HOME FURNISHINGS (1.7%)                                           TOTAL INVESTMENTS (123.4%)
      73,000  Rent-A-Center, Inc.                   1,727*        (COST $114,493)                                   123,333##
                                                                  Liabilities, less cash, receivables

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Regency Fund cont'd
-------------------------------------------

PRINCIPAL AMOUNT                           MARKET VALUE+
                                        ($000's omitted)

  and other assets[(23.4%)]                  (23,354)
                                           ----------
TOTAL NET ASSETS (100.0%)                     $99,979
                                           ----------

                                                                                         NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Socially Responsive Fund
------------------------------------------------

NUMBER OF SHARES                               MARKET VALUE+      NUMBER OF SHARES                                 MARKET VALUE+
                                             ($000's OMITTED)                                                    ($000's OMITTED)

COMMON STOCKS (96.4%)
                                                                  PHARMACEUTICAL (6.9%)
AUTOMOTIVE (2.4%)                                                       160,950 Millipore Corp.                           8,287*
      127,950 Toyota Motor Corp. ADR                 9,175              262,950 Novartis AG ADR                          12,840
                                                                         93,700 Novo Nordisk A/S Class B                  4,835
BANKING & FINANCIAL (4.0%)                                                                                           ----------
      309,250 State Street                          14,844(ss)                                                           25,962

BUSINESS SERVICES (3.2%)                                          REAL ESTATE (4.1%)
      303,200 Manpower Inc.                         12,076              189,850 AMB Property                              7,653
                                                                        220,700 Equity Residential                        7,923
CONSUMER CYCLICALS (5.2%)                                                                                            ----------
      169,600 Costco Wholesale                       7,703                                                               15,576
      219,550 Target Corp.                          11,790
                                                ----------        TECHNOLOGY (6.2%)
                                                    19,493              293,600 Dell Inc.                                11,712*
DIVERSIFIED (3.5%)                                                      496,351 National Instruments                     11,540
      235,150 Danaher Corp.                         12,964(ss)                                                       ----------
                                                                                                                         23,252
ENERGY (2.2%)
      134,550 BP PLC ADR                             8,100        TECHNOLOGY - SEMICONDUCTOR (8.0%)
                                                                        679,900 Altera Corp.                             15,087*(ss)
FINANCIAL SERVICES (8.4%)                                               542,250 Texas Instruments                        14,988(ss)
      103,450 Ambac Financial Group                  7,464(ss)                                                       ----------
      278,750 Citigroup Inc.                        13,132                                                               30,075
      112,300 Goldman Sachs                         10,949
                                                ----------        TECHNOLOGY - SEMICONDUCTOR CAPITAL
                                                    31,545          EQUIPMENT (2.6%)
                                                                        764,500 Teradyne, Inc.                            9,946*
HEALTH PRODUCTS & SERVICES (6.2%)
      111,250 Quest Diagnostics                     11,681        TELECOMMUNICATIONS (3.2%)
      241,800 UnitedHealth Group                    11,747(ss)          476,000 Vodafone Group ADR                       11,986
                                                ----------
                                                    23,428        TRANSPORTATION (3.7%)
                                                                        225,600 Canadian National Railway                13,825
INDUSTRIAL GASES (3.0%)
      240,200 Praxair, Inc.                         11,258        UTILITIES (3.0%)
                                                                      1,088,400 National Grid Transco                    10,665
INSURANCE (5.0%)                                                         15,450 National Grid Transco ADR                   762
       34,800 Progressive Corp.                      3,343                                                           ----------
      447,850 Willis Group Holdings                 15,348(ss)                                                           11,427
                                                ----------
                                                    18,691        TOTAL COMMON STOCKS
                                                                  (COST $307,600)                                       362,480
MEDIA (10.2%)                                                                                                        ----------
      225,350 Comcast Corp. Class A Special          7,130*(ss)
    1,688,656 Liberty Media                         17,545*       PRINCIPAL AMOUNT
      235,493 Liberty Media International
                Class A                              9,870*(ss)   REPURCHASE AGREEMENTS (3.6%)
      429,323 UnitedGlobalCom                        3,907*
                                                ----------          $13,553,000 State Street Bank and Trust
                                                    38,452                      Co., Repurchase Agreement,
                                                                                2.85%, due 6/1/05, dated
OIL & GAS (5.4%)                                                                5/31/05, Maturity Value
      158,469 Cimarex Energy                         5,963*(ss)                 $13,554,073, Collateralized by
      375,600 Newfield Exploration                  14,442*                     $13,910,000 U.S. Treasury
                                                ----------                      Notes, 2.85%, due 2/28/07
                                                    20,405                      (Collateral Value $13,962,163)
                                                                                (COST $13,553)                           13,553#
See Notes to Schedule of Investments                                                                                 ----------

SCHEDULE OF INVESTMENTS Socially Responsive Fund cont'd
-------------------------------------------------------


PRINCIPAL AMOUNT                                MARKET VALUE+
                                             ($000's OMITTED)

SHORT-TERM INVESTMENTS (17.3%)

$     100,000 Community Capital Bank, 2.20%,
               due 6/30/05                               100
      100,000 Self Help Credit Union, 3.22%,
               due 8/16/05                               100
   64,854,600 Neuberger Berman Securities
               Lending Quality Fund, LLC              64,855++
                                                  ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $65,055)                                        65,055#
                                                  ----------

TOTAL INVESTMENTS (117.3%)
(COST $386,208)                                      441,088##
Liabilities, less cash, receivables
  and other assets [(17.3%)]                         (65,028)
                                                  ----------
TOTAL NET ASSETS (100.0%)                           $376,060
                                                  ----------

Summary Schedule of Investments by Industry     International Fund
------------------------------------------------------------------

                                                Market Value+   Percentage of
Industry                                      (000's omitted)      Net Assets
--------                                      ---------------   -------------
Oil & Gas                                              56,402           10.7%
Banking                                                47,304            9.0%
Energy                                                 42,588            8.1%
Food & Beverage                                        32,823            6.2%
Building, Construction & Furnishing                    26,451            5.0%
Banking & Financial                                    23,866            4.5%
Manufacturing                                          23,901            4.5%
Consumer Products & Services                           19,492            3.7%
Consumer Cyclical - Leisure & Consumer Services        17,098            3.3%
Media                                                  17,056            3.2%
Commercial Services                                    14,042            2.7%
Insurance                                              12,594            2.4%
Technology - Hardware                                  12,736            2.4%
Automotive                                             12,291            2.3%
Consumer Discretionary                                 11,436            2.2%
Telecommunications - Wireless                          11,114            2.1%
Business Services                                       9,347            1.8%
Pharmaceutical                                          8,553            1.6%
Building Products                                       8,027            1.5%
Diversified                                             7,732            1.5%
Health Products & Services                              7,676            1.5%
Steel                                                   8,141            1.5%
Utilities                                               7,975            1.5%
Auto/Truck Replacement Parts                            7,238            1.4%
Telecommunications                                      7,181            1.4%
Home Furnishings                                        6,042            1.2%
Materials - Metal & Mining                              6,121            1.2%
Entertainment                                           5,668            1.1%
Building Services - General Business Services           4,494            0.9%
Health Care                                             4,790            0.9%
Industrial Gases                                        4,796            0.9%
Consumer Staples                                        4,419            0.8%
Paper                                                   4,418            0.8%
Specialty Chemical                                      3,174            0.6%
Capital Goods                                           2,821            0.5%
Chemicals                                               2,700            0.5%
Retailing                                               2,557            0.5%
Advertising                                             1,331            0.3%
Other Assets - Net                                     19,840            3.8%
                                                   $  526,235          100.0%
                                                   ----------          ------

                                       NEUBERGER BERMAN MAY 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in equity securities by each Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Fund, which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Funds value all other securities by a method the Board of Trustees of Neuberger Berman Equity Funds (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Funds' foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities using an analysis based on multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#  At cost, which approximates market value.

## At May 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:


   (000'S OMITTED)                                  GROSS         GROSS
   NEUBERGER BERMAN                 COST       UNREALIZED      UNREALIZED       NET UNREALIZED
                                             APPRECIATION      DEPRECIATION       APPRECIATION

   CENTURY FUND                  $10,396            $1,579         $286                  $1,293
   FASCIANO FUND                 487,718           103,822        9,610                  94,212
   FOCUS FUND                    936,548           576,808          795                 576,013
   GENESIS FUND                7,136,097         3,161,282       71,532               3,089,750
   GUARDIAN FUND               1,512,478           409,161        7,223                 401,938
   INTERNATIONAL FUND            541,504            50,020       10,081                  39,939
   MANHATTAN FUND                330,222            97,925        3,198                  94,727
   MILLENNIUM FUND                44,195             9,590          272                   9,318
   PARTNERS FUND               2,015,680           412,149       15,693                 396,456
   REAL ESTATE FUND               41,201             5,584           43                   5,541
   REGENCY FUND                  114,493            10,920        2,080                   8,840
   SOCIALLY RESPONSIVE           386,208            60,566        5,686                  54,880
   FUND

*     Non-income producing security.

(ss)  All or a portion of this security is on loan.

^     Affiliated issuer.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds


By:  /s/ Peter E. Sundman
   ------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
   ------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  July 29, 2005



By:  /s/ John M. McGovern
   ------------------------------
     John M. McGovern
     Treasurer and Principal Financial
      and Accounting Officer

Date:  July 29, 2005